PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Int'l
Reconciliation of Level 3 assets
Impact of changes in foreign currency exchange rates	$ 16.9	$ 9.8
Level 3 | U.S. | Pooled Funds - Alternative Investments
Reconciliation of Level 3 assets
Net realized and unrealized gain	1.2
Purchases	50.0
Balance at the end of the period	51.2
Level 3 | Int'l | Insurance contracts
Reconciliation of Level 3 assets
Balance at the beginning of the period	27.8	26.5
Net realized and unrealized gain	0.8	0.5
Purchases	2.4	2.0
Settlements	(6.7)	(1.7)
Transfers	2.3
Impact of changes in foreign currency exchange rates	0.8	0.5
Balance at the end of the period	$ 27.4	$ 27.8